FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Interest expense	$ 79.0	$ 38.9
Accretion expense - gold prepayment	10.8	10.1
Repurchase option fee	23.7	0.0
Credit Facility fees	4.1	3.0
Accretion expense - asset retirement obligations	5.0	2.1
Other finance costs	11.9	3.5
Finance Costs Before Borrowing Costs Attributable to Qualifying Assets	134.5	57.6
Borrowing costs attributable to qualifying assets	(113.5)	(49.0)
Finance costs	21.0	8.6
Interest paid	$ 68.3	$ 37.8